NOTE 8 - OPERATING LEASE	12 Months Ended
Dec. 31, 2012
Leases, Operating [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
NOTE 8 – OPERATING LEASE

The Company leases office space under a noncancelable operating lease expiring in October 2016.  Total rent expense under the agreement was $123,026 and $19,975 for the years ended December 31, 2012 and 2011, respectively.  Minimum future lease payments under the lease are $50,700 for each of the years through 2015, and $42,300 for 2016.